UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN LIMITED PARTNERSHIP III, L.P.
Address: 156 W. 56TH STREET
         SUITE 1203
         NEW YORK, NY  10019

13F File Number:  28-11984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      JUSTIN A. ORLANDO
Title:     MANAGING DIRECTOR
Phone:     212-488-1590

Signature, Place, and Date of Signing:

     JUSTIN A. ORLANDO     NEW YORK, NY     February 13, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     $38,845 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-11256                      DONALD T. NETTER

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACXIOM CORP                    CALL             5125909        104     8900     C    DEFINED 1                8900
ACXIOM CORP                    COM              5125109        463    39450          DEFINED 1               39450
ALLIED DEFENSE GROUP INC       COM              19118108        87    15000          DEFINED 1               15000
ANGELICA CORP                  COM              34663104       420    21964          DEFINED 1               21964
BRISTOL MYERS SQUIBB CO        COM              110122108      504    19000          DEFINED 1               19000
CABLEVISION SYS CORP           CALL             12686C909     1272    51900     C    DEFINED 1               51900
CABLEVISION SYS CORP           CL A             12686C109      654    26700          DEFINED 1               26700
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     2489    72095          DEFINED 1               72095
CORNELL COMPANIES INC          COM              219141108     6325   271241          DEFINED 1              271241
GENESCO INC                    COM              371532102     1154    30519          DEFINED 1               30519
GREAT ATLANTIC & PAC TEA INC   COM              390064103      654    20869          DEFINED 1               20869
HARRAHS ENTMT INC              CALL             413619907     4429    49900     C    DEFINED 1               49900
HERLEY INDS INC DEL            COM              427398102     5178   376559          DEFINED 1              376559
INFOUSA INC                    COM              456818301     3559   398590          DEFINED 1              398590
IPASS INC                      COM              46261V108     2151   529900          DEFINED 1              529900
JOHNSON OUTDOORS INC           CL A             479167108     1285    57100          DEFINED 1               57100
MULTIMEDIA GAMES INC           COM              625453105     7506   900000          DEFINED 1              900000
SLM CORP                       CALL             78442P906      552    27400     C    DEFINED 1               27400
WCI CMNTYS INC                 CALL             92923C904       59    15700     C    DEFINED 1               15700